UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Quarter Ended March 31, 2006

Check here if Amendment; [ ] Amendment Number:

This Amendment (Check [ ] is a restatement
only one);            [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Diamond Capital Management Inc.
Address:          Dorinco 100
                  Midland, MI 48674
13F File Number:  28-7248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Christopher K. Li
Title:            President, Diamond Capital Management Inc.
Phone:            989-636-2764

Signature, Place, and Date of Signing:

/S/ CHRISTOPHER K. LI, MIDLAND, MICHIGAN, (March 31, 2006)
Report Type (Check one only):

[ X ] 13F HOLDINGS REPORT
[   ] 13F NOTICE
[   ] 13F COMBINATION REPORT

List of Other Managers
Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
AND EXCHANGE ACT OF 1934.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 64
Form 13F Information table Value Total(x 1000): $770,590



		                                 		Shares      (a)    (b)    (c)    Mgrs (a)   (b)   (c)
Name of Issuer		Class    CUSIP     	FMVx1000 	Call/Put(a) Sole   Share  Shared       Sole Share None
	                                                        	           as Def Other

SPDR TR			Comm	78462F103	 35,963		  277,000	X		       277,000
PROGRESSIVE CORPORATION	Comm	743315103	 28,192		  270,400	X		       270,400
ASTRAZENECA ADR		Comm	046353108	 26,461		  526,800	X		       526,800
CITIGROUP INC		Comm	172967101	 24,980		  528,900	X		       528,900
PALM INC.		Comm	696643105	 23,512		1,015,208	X		     1,015,208
INTEL CORP		Comm	458140100	 23,708		1,218,300	X		     1,218,300
DELL COMPUTER CORP	Comm	24702R101	 23,439		  787,600	X		       787,600
United Parcel Service	Comm	911312106	 22,274		  280,600	X		       280,600
TELLABS INC		Comm	879664100	 21,952		1,380,600	X		     1,380,600
MERCK & CO INC		Comm	589331107	 21,624		  613,800	X		       613,800
CADBURY SCHWEPPES-SPON	Comm	127209302	 21,316		  532,900	X		       532,900
YAHOO			Comm	984332106	 19,717		  611,200	X		       611,200
AVON PRODUCTS INC	Comm	054303102	 18,481		  592,900	X		       592,900
JP MORGAN CHASE & CO	Comm	46625H100	 18,226		  437,700	X		       437,700
BANKAMERICA CORP	Comm	060505104	 17,824		  391,400	X		       391,400
ELECTRONIC ARTS INC	Comm	285512109	 17,822		  325,700	X		       325,700
APPLIED MATLS INC	Comm	038222105	 17,748		1,013,600	X		     1,013,600
AT&T CORP		Comm	00206R102	 17,468		  646,000	X		       646,000
ATI TECHNOLOGIES INC	Comm	001941103	 17,110		  995,900	X		       995,900
AMGEN INC		Comm	031162100	 17,104		  235,100	X		       235,100
NVIDIA CORPORATION	Comm	67066G104	 16,520		  288,500	X		       288,500
AMERICAN INTL GROUP INC	Comm	026874107	 16,390		  248,000	X		       248,000
AMERICAN EXPRESS CO	Comm	025816109	 15,712		  299,000	X		       299,000
FANNIE MAE		Comm	313586109	 14,644		  284,900	X		       284,900
EXXON MOBIL CORPORATION	Comm	30231G102	 14,497		  238,200	X		       238,200
FEDERAL HOME LNMTG CORP	Comm	313400301	 13,835		  226,800	X		       226,800
AMDOX			Comm	G02602103	 13,486		  374,000	X		       374,000
FIFTH THIRD BANCORP	Comm	316773100	 13,111		  333,100	X		       333,100
VALERO ENERGY		Comm	91913Y100	 12,990		  217,300	X		       217,300
WEATHERFORD INTL	Comm	G95089101	 12,188		  266,400	X		       266,400
GENENTECH		Comm	368710406	 12,093		  143,100	X		       143,100
QUALCOM			Comm	747525103	 12,035		  237,800	X		       237,800
MEDTRONIC INC		Comm	585055106	 11,987		  236,200	X		       236,200
GENTEX CORPORATION	Comm	371901109	 11,164		  639,400	X		       639,400
VERIZON COMMUNICATIONS	Comm	92343V104	 10,984		  322,500	X		       322,500
STARBUCKS CORP		Comm	855244109	 10,694		  284,200	X		       284,200
HOME DEPOT INC		Comm	437076102	 10,478		  247,700	X		       247,700
GLAXOSMITHKLINE ADR	Comm	37733W105	 10,085		  192,800	X		       192,800
EBAY INCORPORATED	Comm	278642103	  9,703		  248,800	X		       248,800
BAXTER INTL INC		Comm	071813109	  9,268		  238,800	X		       238,800
PHELPS DODGE		Comm	717265102	  8,842		  109,800	X		       109,800
FRESENIUS MED CARE AG	Comm	358029106	  8,369		  210,000	X		       210,000
SUN MICROSYSTEMS INC	Comm	866810104	  8,020		1,563,400	X		     1,563,400
HCA INCORPORATED	Comm	404119109	  7,917		  172,900	X		       172,900
ALLERGAN INC		Comm	018490102	  7,497		   69,100	X		        69,100
SANDISK CORPORATION	Comm	80004C101	  7,253		  126,100	X		       126,100
AMAZON.COM INCORPORATED	Comm	023135106	  6,995		  191,500	X		       191,500
IMCLONE SYSTEMS		Comm	45245W109	  6,471		  190,200	X		       190,200
ISHARES INC MSCI TAIWAN Comm	464286731	  2,826		  222,000	X		       222,000
AFLAC INCORPORATED	Comm	001055102	  1,589		   35,200	X		        35,200
ISHARES MSCI HONG KONG	Comm	464286871	  1,174		   87,000	X		        87,000
NETEASE.COM INC		Comm	64110W102	    353		   14,400	X		        14,400
Hon Hai Precision 	Comm	6438564		  1,892		  305,417	X		       305,417
TAIWAN SEMICONDUCTOR	Comm	6889106		  1,015		  513,000	X		       513,000
ISHARES A50 CHINA TRAC	Comm	B04V406		  2,912		  430,000	X		       430,000
ASUSTEK COMPUTER	Comm	6051046		    659		  243,000	X		       243,000
PING AN			Comm	B01FLR7		  2,173		  843,000	X		       843,000
CHINA SHENHUA		Comm	B09N7M0		  1,863		1,059,000	X		     1,059,000
HSBC HOLDINGS PLC	Comm	6158163		  1,406		   84,000	X		        84,000
PETROCHINA CO LTD	Comm	6226576		  1,140		1,092,000	X		     1,092,000
CHINA MENGNIU DAIRY	Comm	B01B1L9		  1,021		  916,000	X		       916,000
XINAO Gas Holdings	Comm	6333937		    991		1,068,000	X		     1,068,000
LUNG KEE METAL		Comm	6538419		    749		1,002,000	X		     1,002,000
ANHUI EXPRESSWAY CO	Comm	6045180		    678		1,170,000	X		     1,170,000

GRAND TOTAL				        770,590

